SEGMENT INFORMATION - Schedule of Long lived assets by Geographic Area (Detail) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Revenues from External Customers and Long-Lived Assets [Line Items]
Long lived Asset	$ 914,645	$ 671,447
United States [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Long lived Asset	827,330	605,794
United Kingdom [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Long lived Asset	66,357	52,661
Rest of World [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Long lived Asset	$ 20,958	$ 12,992